Finance income (Expense)	12 Months Ended
Dec. 31, 2021
Disclosure of Finance Income (Expense) [Abstract]
Financial Income (Expense)

30. Finance income (Expense)

	2021	2020	2019
		Re-presented (i)	Re-presented (i)
Finance income:
Interest on financial investments	101,326	93,667	203,323
Interest from customers	109,999	132,155	126,606
Changes in subscription warrants – indemnification (see Note 25)	33,180	-	-
Selic interest on extraordinary PIS/COFINS credits (see Note 8.a.3)	201,795	121,565	11,146
Other finance income	13,854	10,279	3,207
	460,154	357,666	344,282
Finance expenses:
Interest on loans	(410,430)	(337,324)	(459,995)
Interest on debentures	(306,539)	(321,656)	(482,238)
Interest on leases payable	(110,878)	(109,318)	(91,956)
Bank charges, financial transactions tax, and other charges	(70,801)	(46,878)	(45,553)
Exchange variation, net of gains and losses with derivative financial instruments	(239,106)	(58,944)	90,372
Changes in subscription warrants – indemnification (see Note 25)	-	(17,353)	(7,760)
Interest of provisions and other expenses	(85,132)	(16,541)	(20,503)
	(1,222,886)	(908,014)	(1,017,633)
Finance income (expense)	(762,732)	(550,348)	(673,351)

      (i) For further details, see Note 3.c.3.